Equity (Tables)	9 Months Ended
Sep. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense
Share-based compensation expenses for equity-classified share options, restricted share units (“RSUs”) and performance-based restricted share units (“PSUs”), in the aggregate, were allocated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
	(U.S. $ in thousands)		(U.S. $ in thousands)
Cost of revenues	$819	$912	$2,273	$2,875
Research and development, net	1,540	1,765	4,338	6,016
Selling, general and administrative	3,276	3,892	11,375	13,673
Total share-based compensation expenses	$5,635	$6,569	$17,986	$22,564

Schedule of stock option activity
A summary of the Company’s share option activity for the nine months ended September 30, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2025	1,250,004	19.18
Granted	48,752	11.20
Forfeited	(110,045)	29.57
Options outstanding as of September 30, 2025	1,188,711	17.89
Options exercisable as of September 30, 2025	1,057,448	18.36

Schedule of RSUs and PSUs activity
A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2025 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2025	3,945,120	13.67
Granted	2,612,050	10.51
Vested	(1,395,904)	15.09
Forfeited	(344,055)	14.32
Unvested as of September 30, 2025	4,817,211	11.50

Schedule of accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2025 and 2024, respectively:

	Nine Months Ended September 30, 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balance as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(1,144)	6,466	5,322
Amounts reclassified from accumulated other comprehensive loss	(3,861)	—	(3,861)
Other comprehensive income (loss)	(5,005)	6,466	1,461
Balance as of September 30, 2025	$(98)	$(6,472)	$(6,570)

	Nine Months Ended September 30, 2024
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income before reclassifications	430	918	1,348
Amounts reclassified from accumulated other comprehensive loss	(2,051)	—	(2,051)
Other comprehensive income (loss)	(1,621)	918	(703)
Balance as of September 30, 2024	$169	$(7,951)	$(7,782)